Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2023, 2024 and 2025 (in thousands except per share data):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	3,228,359	3,654,069	4,197,821
Earnings per share effect, basic	1.00	1.14	1.32
Earnings per share effect, diluted	0.99	1.13	1.30

Schedule of component of income tax expenses

The following table sets forth the components of income tax expenses of the Group for the years ended December 31, 2023, 2024 and 2025 (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	4,568,267	5,140,682	7,286,811
Deferred tax expense	131,437	320,726	(1,254,125)
Income tax expenses	4,699,704	5,461,408	6,032,686

Schedule of reconciliation of the differences between the statutory income tax rate and the effective income tax rate

The following table presents a reconciliation from the China mainland statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the years ended December 31, 2023 and 2024:

	For the year ended December 31,
	2023	2024
	%	%
Statutory income tax rate	25.0	25.0
Permanent differences	(7.1)	(6.3)
Effect due to different tax rates applicable to overseas entities	0.2	1.0
Effect of lower tax rate applicable to HNTEs and EIT exemptions	(9.5)	(10.2)
Change in valuation allowance and others	0.6	1.5
Effect of withholding income tax (d)	4.6	4.3
Effective income tax rate	13.8	15.3

The following table presents a reconciliation from the China mainland statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the year ended December 31, 2025 (in thousands):

	For the year ended December 31, 2025
	RMB	%
Statutory income tax rate	10,207,618	25.0
Foreign tax effects	—	—
Hong Kong	—	—
Nontaxable or nondeductible items	(585,158)	(1.4)
Others	234,005	0.6
Singapore	753,536	1.8
Other foreign jurisdictions	(508,033)	(1.2)
Changes in valuation allowances	(546,667)	(1.3)
Nontaxable or nondeductible items	—	—
Preferential Tax Treatments	(1,336,603)	(3.3)
Effect of lower tax rate applicable to HNTEs and EIT exemptions	(4,197,821)	(10.3)
Others	704,224	1.7
Changes in unrecognized tax benefits	(503,516)	(1.2)
Other adjustment	—	—
Effect of withholding tax	1,858,202	4.5
Others	(47,101)	(0.1)
Effective income tax rate	6,032,686	14.8

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025 (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Contract liabilities primarily related to online games	1,088,998	1,951,378
Accruals and others	256,777	909,039
Net operating tax loss carry forward	3,684,913	3,923,048
	5,030,688	6,783,465
Less: valuation allowance	(3,917,253)	(3,952,042)
Total	1,113,435	2,831,423

	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	2,053,668	2,460,616
Others	119,449	176,642
Total	2,173,117	2,637,258

Schedule of movement of the aggregate valuation allowances for deferred tax assets	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Net change	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2023	3,971,516	(252,838)	3,718,678
2024	3,718,678	198,575	3,917,253
2025	3,917,253	34,789	3,952,042